Segment and Revenue Analysis (Details) - Schedule of Entity-Wide Disclosures Relating to Revenues - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations	$ 3,175,809	$ 3,098,733	$ 1,081,095
Net (loss) income from continuing operations	(8,535,969)	1,194,067	(4,070,127)
Net loss from discontinued operations	(15,095,547)	(339,054)	(2,645,831)
Total Net (loss) income	(23,631,516)	855,013	(6,715,958)
Depreciation and amortization	78,266	116,522	408,740
Total assets	28,901,397	36,513,397	32,047,957
Petfood sales [Member]
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations	754	24,726	474,632
Net (loss) income from continuing operations	(8,525,064)	1,089,347	(2,854,514)
Net loss from discontinued operations	(15,095,547)	(339,054)	(2,645,831)
Total Net (loss) income	(23,620,611)	750,293	(5,500,345)
Depreciation and amortization	74,056	62,164	395,094
Total assets	27,591,002	34,480,238	26,969,867
Restaurant business [Member]
Schedule of entity-wide disclosures relating to revenues [Line Items]
Revenue from continuing operations	3,175,055	3,074,007	606,463
Net (loss) income from continuing operations	(10,905)	104,720	(1,215,613)
Net loss from discontinued operations
Total Net (loss) income	(10,905)	104,720	(1,215,613)
Depreciation and amortization	4,210	54,358	13,646
Total assets	$ 1,310,395	$ 1,502,768	$ 5,078,090